Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2023 $ / oz ExchangeRates	Dec. 31, 2022 ExchangeRates $ / oz	Dec. 31, 2021 ExchangeRates $ / oz	Dec. 31, 2023 R / kg	Dec. 31, 2023 $ / oz	Dec. 31, 2023 $ / t	Dec. 31, 2022 R / kg	Dec. 31, 2022 $ / oz	Dec. 31, 2022 $ / t	Dec. 31, 2021 R / kg	Dec. 31, 2021 $ / oz	Dec. 31, 2021 $ / t
Disclosure of changes in accounting estimates [line items]
Nominal discount rate	19.90%	16.70%
Real discount rates	19.90%	19.30%
Life-of-mine	7 years	6 years
South Africa
Disclosure of changes in accounting estimates [line items]
Nominal discount rate	16.80%	16.30%	14.30%
Inflation rate	4.50%	5.40%	5.40%
Ghana
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	79	71	187
Real discount rates	13.50%	15.90%	8.30%
Peru
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz		30	10
Real discount rates	7.70%	8.10%	4.80%
Australia
Disclosure of changes in accounting estimates [line items]
Real discount rates	6.20%	6.30%	3.80%
Chile
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	40	29	70
Real discount rates	8.90%	9.10%	5.90%
South Deep
Disclosure of changes in accounting estimates [line items]
Life-of-mine	73 years	74 years	80 years
Tarkwa
Disclosure of changes in accounting estimates [line items]
Life-of-mine	12 years	13 years	14 years
Damang
Disclosure of changes in accounting estimates [line items]
Life-of-mine	2 years	3 years	4 years
Cerro Corona
Disclosure of changes in accounting estimates [line items]
Life-of-mine	7 years	8 years	9 years
St Ives
Disclosure of changes in accounting estimates [line items]
Life-of-mine	8 years	8 years	9 years
Agnew
Disclosure of changes in accounting estimates [line items]
Life-of-mine	5 years	5 years	6 years
Granny Smith
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	10 years	11 years
Gruyere
Disclosure of changes in accounting estimates [line items]
Life-of-mine	9 years	11 years	12 years
Salares Norte
Disclosure of changes in accounting estimates [line items]
Life-of-mine	10 years	10 years	11 years
Year 1
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,910	1,740	1,750	1,110,000	2,830		925,000	2,500		875,000	2,400
Copper price per tonne | $ / t						8,500			7,700			8,700
Year 1 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	18.08	16.53	15.55
Year 1 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.67	0.70	0.75
Year 2
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,875	1,730	1,700	1,060,000	2,690		925,000	2,400		870,000	2,300
Copper price per tonne | $ / t						8,700			8,150			8,000
Year 2 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.58	16.63	15.92
Year 2 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.70	0.72	0.74
Year 3
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,800	1,700	1,600	1,030,000	2,570		925,000	2,350		810,000	2,150
Copper price per tonne | $ / t						8,900			8,150			7,700
Year 3 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.80	16.92	15.75
Year 3 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.70	0.72	0.73
Year 4
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,760	1,650	1,550	1,020,000	2,500		900,000	2,250		780,000	2,070
Copper price per tonne | $ / t						8,600			8,150			7,500
Year 4 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	18.03	16.97	15.65
Year 4 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.70	0.73	0.75
Year 5 onwards
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,720	1,620	1,550	990,000	2,430		875,000	2,200		780,000	2,070
Copper price per tonne | $ / t						8,400			7,700			7,500
Year 5 onwards | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	17.90	16.80	15.65
Year 5 onwards | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.71	0.74	0.75